Thrivent Large Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	16.53%	13.74%	14.29%
Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%			10.53%
S&P 500® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.19%	12.96%			11.73%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	12.62%			11.33%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.49%	10.99%			9.91%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	9.77%			8.98%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	19.63%	14.00%			12.22%